UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  28-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

      /s/ Aileen K. Wiate     Greenwich, CT     December 15, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $685,065,708 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXION PHARMACEUTICALS INC    COM              015351109 20724818   465308 SH       SOLE                   465308        0        0
ALLERGAN INC                   COM              018490102 29309331   516373 SH       SOLE                   516373        0        0
AMEDISYS INC                   COM              023436108  1199825    27500 SH       SOLE                    27500        0        0
ANTIGENICS INC DEL             COM              037032109   995457   480897 SH       SOLE                   480897        0        0
BIOGEN IDEC INC                COM              09062X103 40758172   806773 SH       SOLE                   806773        0        0
BOSTON SCIENTIFIC CORP         COM              101137107 27142625  2563043 SH       SOLE                  2563043        0        0
CARDINAL HEALTH INC            COM              14149Y108 40870000  1525000 SH       SOLE                  1525000        0        0
CEPHALON INC                   COM              156708109 42180961   724261 SH       SOLE                   724261        0        0
ELAN PLC                       ADR              284131208 34859569  4902893 SH       SOLE                  4902893        0        0
EMERGENT BIOSOLUTIONS INC      COM              29089Q105  6855612   388200 SH       SOLE                   388200        0        0
GENZYME CORP                   COM              372917104  1836520    32373 SH       SOLE                    32373        0        0
GTX INC DEL                    COM              40052B108 39621594  3095437 SH       SOLE                  3095437        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102 27235063  3636190 SH       SOLE                  3636190        0        0
HEALTH NET INC                 COM              42222G108 17746698  1152383 SH       SOLE                  1152383        0        0
HLTH CORPORATION               COM              40422Y101 39344613  2692992 SH       SOLE                  2692992        0        0
MANNKIND CORP                  COM              56400P201 19539888  1983745 SH       SOLE                  1983745        0        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309 26374829  1235355 SH       SOLE                  1235355        0        0
MIDDLEBROOK PHARMACEUTICAL I   COM              596087106  3718433  3233420 SH       SOLE                  3233420        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 23316660   778000 SH       SOLE                   778000        0        0
OPKO HEALTH INC                COM              68375N103  5533748  5234100 SH       SOLE                  5234100        0        0
PFIZER INC                     COM              717081103  9646995   582900 SH       SOLE                   582900        0        0
PONIARD PHARMACEUTICALS INC    COM NEW          732449301  7106000   950000 SH       SOLE                   950000        0        0
QUIDEL CORP                    COM              74838J101 48734405  3002736 SH       SOLE                  3002736        0        0
SAVIENT PHARMACEUTICALS INC    COM              80517Q100 15355131  1010206 SH       SOLE                  1010206        0        0
SHIRE PLC                      SPONSORED ADR    82481R106 18631345   356308 SH       SOLE                   356308        0        0
TENET HEALTHCARE CORP          COM              88033G100107001335 18197506 SH       SOLE                 18197506        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209 14186883  1745004 SH       SOLE                  1745004        0        0
VCA ANTECH INC                 COM              918194101 11395390   423778 SH       SOLE                   423778        0        0
WEBMD HEALTH CORP              CL A             94770V102  3843808   116057 SH       SOLE                   116057        0        0